Sale of SharkNinja Co., Ltd	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Sale of SharkNinja Co., Ltd
4. Sale of SharkNinja Co., Ltd

On July 27, 2023, as part of the separation, the Company executed a reorganization whereby SharkNinja sold its Japanese subsidiary, SharkNinja Co., Ltd., to JS Global for a note equal to $8.0 million. The transaction did not result in a change in reporting entity or meet the criteria for discontinued operations and, therefore, the Company has reflected SharkNinja Co., Ltd. in its financial position and results of operations using SharkNinja Co., Ltd.’s carrying values, prior to the separation, and has accounted for the transaction on a prospective basis.

The transaction was accounted for as a common control transaction, whereby the difference of $3.3 million between the proceeds received through the note of $8.0 million and the net carrying value of the assets at the time of the transaction of $11.3 million was recorded as a reduction to additional paid-in capital. The note of $8.0 million was then distributed to JS Global and recorded as a reduction to retained earnings.